Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (14,443)	$ (12,625)	$ (6,571)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation of property, plant and equipment and amortization	12	14	14
Decrease in operating lease right of use asset	9	28
Change in other receivables	1,549	(49)
Share-based payment	355	385	535
Changes in fair value of short-term investment	(11)	209	644
Decrease in operating lease liability	(8)	(33)
Exchange differences on balances of cash and cash equivalents	23	(2)	89
Decrease (increase) in accounts receivable, prepaid expenses	2,726	270	(853)
Increase (decrease) in trade payable	(1,595)	1,085	644
Increase (decrease) in deferred revenues	(401)	146	1,218
Increase (decrease) in other accounts payable	(279)	(512)	125
Net cash used in operating activities	(12,063)	(11,084)	(4,155)
Cash flows from investing activities:
Purchase of property, plant and equipment	(26)	(3)	(33)
Increase in other receivables
Proceeds from sale of investments in previously consolidated subsidiary
Net cash used in investing activities	(26)	(3)	(33)
Cash flows from financing activities:
Issuance of share capital and warrants, net of issuance expenses	17,683	10,167	4,387
Net cash provided by financing activities	17,683	10,167	4,387
Exchange differences on balances of cash and cash equivalents	(23)	2	(89)
Increase (decrease) in cash and cash equivalents	5,571	(918)	110
Cash and cash equivalents at the beginning of the year	2,697	3,615	3,505
Cash and cash equivalents at the end of the year	8,268	2,697	3,615
Non-cash activities:
Lease liabilities arising from obtaining right-of-use-assets	29	76
Cash paid during the year for income taxes			4
Cash paid during the year for interest	$ 23	$ 29	$ 18